GENERAL	6 Months Ended
Jun. 30, 2021
GENERAL
GENERAL

NOTE 1:-     GENERAL

a.	Business overview:

AudioCodes Ltd. (the “Company”) and its subsidiaries (together the “Group”) is a leading vendor of advanced communication, software, products and productivity solutions for the digital workplace. The Company’s products are deployed on-premises or delivered from the cloud. Providing software communications, cloud-based platforms, customer premise equipment and software applications, the Company’s solutions and products are geared to meet the growing needs of enterprises and service providers realigning their operations towards the transition to all-IP networks and hosted unified communications and collaboration business services. In addition, the Company offers a complete suite of professional and managed services that allow the Company’s partners and customers to choose a service packages (or complement their own offering) from a modular portfolio of professional services.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.	The Group’s major customer in the six months ended June 30, 2021 and 2020 (unaudited), accounted for 13.4% and 14.2% of the Group’s revenues in those periods, respectively.
c.

The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there is a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.	COVID- 19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which we do business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shelter-in-place orders, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements. Companies around the world, including us, our customers, partners, and vendors, have implemented actions in response, including among others, office closings, site restrictions, and employee travel restrictions.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain, manufacturing and shipments, and caused significant economic and business disruption to the Group’s customers, partners and vendors. In response to these challenges, the Group quickly adjusted its operations to work from home and it believes its business continuity plan is working well. The extent of the impact of COVID-19 on the Group’s business and results of operations will depend on future developments, which are highly uncertain, including the duration and severity of the outbreak, the effects of subsequent waves and variants of COVID-19, the Group’s ability to maintain its supply chain and to continue to manufacture products and restrictions on its business and personnel that may be imposed by governmental rules and regulations implemented to contain or treat COVID-19.

The Company’s management is monitoring and assessing the impact of the COVID-19 pandemic daily, including recommendations and orders issued by government and public health authorities